Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment
CRANE NXT, CO. SAVINGS AND INVESTMENT PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i—SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
EMPLOYER ID NO: 88-0706021
PLAN ID NO: 001
December 31, 2025

( a )	( b )	( c )	( d )	( e )
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	Cost	Current Value
	American Funds EUPAC Fund; Class R-6	Registered Investment Company	**	$4,726,430
	Carillon Eagle Mid Cap Growth Fund; Class R6	Registered Investment Company	**	3,679,598
	JP Morgan Large Cap Growth Fund; Class R6	Registered Investment Company	**	20,966,341
	Dodge & Cox Income Fund; Class X	Registered Investment Company	**	6,883,069
*	Vanguard Equity Income Fund Admiral Shares	Registered Investment Company	**	13,772,000
*	Vanguard Federal Money Market Fund	Registered Investment Company	**	96,800
*	Vanguard Institutional Index Fund Institutional Shares	Registered Investment Company	**	48,759,579
*	Vanguard Mid-Cap Index Fund Institutional Shares	Registered Investment Company	**	13,064,361
*	Vanguard Small-Cap Index Fund Institutional Shares	Registered Investment Company	**	11,535,242
*	Vanguard Total Bond Market Index Fund Institutional Shares	Registered Investment Company	**	23,442,494
*	Vanguard Total International Stock Index Fund Institutional Shares	Registered Investment Company	**	22,343,465
	MFS Mid Cap Value Fund; CT	Common/Collective Trust	**	2,277,238
*	Vanguard Retirement Savings Trust III	Common/Collective Trust	**	14,797,699
*	Vanguard Target Retirement 2020 Trust II	Common/Collective Trust	**	8,209,119
*	Vanguard Target Retirement 2025 Trust II	Common/Collective Trust	**	23,490,364
*	Vanguard Target Retirement 2030 Trust II	Common/Collective Trust	**	46,838,982
*	Vanguard Target Retirement 2035 Trust II	Common/Collective Trust	**	41,083,596
*	Vanguard Target Retirement 2040 Trust II	Common/Collective Trust	**	34,078,891
*	Vanguard Target Retirement 2045 Trust II	Common/Collective Trust	**	20,795,794
*	Vanguard Target Retirement 2050 Trust II	Common/Collective Trust	**	20,727,353
*	Vanguard Target Retirement 2055 Trust II	Common/Collective Trust	**	10,577,749
*	Vanguard Target Retirement 2060 Trust II	Common/Collective Trust	**	6,517,906
*	Vanguard Target Retirement 2065 Trust II	Common/Collective Trust	**	2,314,557
*	Vanguard Target Retirement 2070 Trust II	Common/Collective Trust	**	793,276
*	Vanguard Target Retirement Income Trust II	Common/Collective Trust	**	2,198,055
	Crane Company Stock	Corporate Stocks (other than Employer Securities)	**	5,122,497
*	Crane NXT Co. Stock	Employer Securities	**	3,062,490
*	Various Participants	Participant Loans (Loans have interest rates ranging from 2.00% - 10.50% and mature in 2026 through 2040)	***	5,836,117
				$417,991,062

*	Represents a party-in-interest to the Plan.
**	Cost information is not required for participant-directed investments and therefore is not included.
***	Represents total loans outstanding, net of $140,604 of deemed distributions.